UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2011

Date of reporting period:	7/31/2010

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2010, at the beginning of the period and held through the six-month period ended July 31, 2010.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,001.30	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,018.40	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2010, and divided by the 365 days in the Funds’ fiscal year ended January 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of July 31, 2010 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 16.3%
$168,700	Bank of America N.A. 0.362%, 8/23/10, M.T.N.(a)	$168,700,000
108,500	0.372%, 8/10/10(a)	108,500,000
260,000	Bank of Nova Scotia 0.380%, 8/10/10	260,000,000
200,000	0.470%, 9/01/10	200,000,000
175,000	Bank of Tokyo Mitsubishi UFJ Ltd. 0.400%, 8/10/10	175,000,000
116,000	0.550%, 9/22/10	116,000,000
300,000	Barclays Bank PLC 0.355%, 8/09/10	300,000,000
35,000	0.368%, 8/02/10(a)	35,000,000
135,000	BNP Paribas 0.540%, 8/27/10	135,000,000
136,000	0.600%, 9/17/10	136,000,000
100,000	BNP Paribas SA 0.500%, 10/18/10	100,010,817
19,000	Chase Bank USA N.A. 0.250%, 8/11/10	19,000,000
320,000	JPMorgan Chase Bank N.A. 0.350%, 8/11/10	320,000,000
100,000	National Australia Bank Ltd. 0.350%, 10/06/10	100,000,000
100,000	Nordea Bank Finland ABP 0.450%, 9/22/10	100,000,000
88,000	Rabobank Nederland NV/New York 0.500%, 9/30/10	88,005,123
76,000	Royal Bank of Scotland PLC (The) 0.410%, 9/20/10	76,000,000
182,000	0.540%, 10/21/10	182,000,000
103,000	State Street Bank & Trust Co. 0.420%, 8/19/10	103,000,000
185,000	0.683%, 10/01/10(a)	185,000,000
75,000	Sumitomo Mitsui Banking Corp./New York 0.370%, 8/06/10	75,000,000
122,000	0.500%, 9/22/10	122,000,000
115,000	UBS AG (Switzerland) 0.391%, 8/18/10(a)	115,000,000
160,000	0.392%, 8/12/10(a)	160,000,000

		3,379,215,940

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 35.0%
$55,000	Australia and New Zealand Banking Group Ltd., 144A 0.490%, 9/30/10(b)	$54,955,083
119,500	BPCE SA, 144A 0.340%, 8/17/10(b)	119,481,942
165,000	0.360%, 8/12/10(b)	164,981,850
181,000	Citigroup Funding, Inc. 0.320%, 8/11/10(b)	180,983,911
270,000	Commonwealth Bank of Australia, 144A 0.410%, 8/12/10(b)	269,966,175
170,000	0.500%, 8/30/10(b)	169,930,883
250,000	Credit Suisse (NY Branch) 0.500%, 9/13/10(b)	249,850,694
21,000	DNB Norbank ASA 0.470%, 9/28/10, 144A(b)	20,984,098
65,000	0.520%, 8/26/10(b)	64,976,528
41,000	Electricite de France, 144A 0.290%, 8/27/10(b)	40,991,413
75,000	0.290%, 8/30/10(b)	74,982,479
56,000	0.300%, 8/16/10(b)	55,993,000
58,000	0.320%, 8/09/10(b)	57,995,875
73,000	ENI Coordination, 144A 0.340%, 8/09/10(b)	72,994,485
62,000	0.350%, 8/06/10(b)	61,996,986
70,000	ENI Finance USA, Inc., 144A 0.340%, 8/12/10(b)	69,992,728
43,500	GDF Suez, 144A 0.350%, 8/02/10(b)	43,499,577
75,000	0.350%, 8/11/10(b)	74,992,708
55,000	0.350%, 8/13/10(b)	54,993,584
18,336	0.350%, 8/16/10(b)	18,333,326
38,000	0.360%, 8/23/10(b)	37,991,640
19,000	0.360%, 8/30/10(b)	18,994,490
78,000	General Electric Capital Corp. 0.350%, 10/12/10(b)	77,945,400
175,000	0.350%, 10/14/10(b)	174,874,097
141,000	Hewlett-Packard Co., 144A 0.200%, 8/16/10(b)	140,988,250
195,000	0.200%, 8/17/10b)	194,982,667
45,000	0.200%, 8/20/10(b)	44,995,250
50,000	HSBC Securities (USA), Inc. 0.280%, 9/17/10(b)	49,981,722

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$100,000	0.280%, 10/01/10, 144A(b)	$99,952,556
75,000	0.290%, 9/07/10(b)	74,977,646
53,500	International Financial Corp. 0.230%, 8/17/10(b)	53,494,531
125,000	0.250%, 8/06/10(b)	124,995,660
40,000	0.250%, 8/09/10(b)	39,997,778
90,000	0.250%, 8/10/10(b)	89,994,375
115,000	0.250%, 8/11/10(b)	114,992,014
75,000	0.250%, 8/13/10(b)	74,993,750
168,000	JPMorgan Chase & Co. 0.250%, 8/12/10(b)	167,987,167
182,000	National Australia Funding, 144A 0.470%, 9/01/10(b)	181,926,341
75,000	Nestle Capital Corp., 144A 0.400%, 8/02/10(b)	74,999,167
	Nestle Finance International Ltd.
44,000	0.200%, 8/16/10(b)	43,996,334
80,000	0.200%, 8/23/10(b)	79,990,222
200,000	0.410%, 8/25/10(b)	199,945,333
175,680	Nordea North America 0.380%, 10/07/10(b)	175,555,755
	Old Line Funding LLC, 144A
37,000	0.280%, 8/16/10(b)	36,995,683
54,210	0.300%, 8/04/10(b)	54,208,645
124,837	0.380%, 8/09/10(b)	124,826,347
31,127	0.390%, 8/02/10(b)	31,126,663
27,116	0.400%, 8/03/10(b)	27,115,397
137,492	0.400%, 8/11/10(b)	137,476,723
40,000	0.400%, 8/20/10(b)	39,991,556
	Philip Morris International, Inc., 144A
64,250	0.230%, 8/09/10(b)	64,246,716
20,000	0.230%, 9/02/10(b)	19,995,911
125,000	Quebec (Province of), 144A 0.420%, 8/27/10(b)	124,962,083
120,000	Rabobank USA Financial Corp. 0.480%, 9/09/10(b)	119,937,600
120,000	Sanofi Aventis, 144A 0.230%, 8/10/10(b)	119,993,100
56,000	Societe Generale North America, Inc. 0.375%, 9/27/10(b)	55,966,750

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$215,000	State Street Corp. 0.450%, 8/25/10(b)	$214,935,500
	Straight-A Funding LLC, 144A
16,000	0.290%, 8/17/10(b)	15,997,938
65,000	0.290%, 8/18/10(b)	64,991,099
75,000	0.360%, 8/04/10(b)	74,997,750
25,024	0.360%, 10/05/10(b)	25,007,734
44,000	0.360%, 10/06/10(b)	43,970,960
35,000	0.390%, 8/04/10(b)	34,998,862
56,000	0.390%, 8/04/10(b)	55,998,180
44,060	0.400%, 8/09/10(b)	44,056,084
75,000	0.400%, 8/10/10(b)	74,992,500
26,000	0.430%, 8/18/10(b)	25,994,720
131,000	0.430%, 9/01/10(b)	130,951,494
	Total Capital Canada Ltd., 144A
27,000	0.360%, 8/19/10(b)	26,995,140
225,000	0.450%, 8/26/10(b)	224,929,688
	U.S. Bank National Association
175,000	0.410%, 8/24/10(b)	174,954,160
169,000	0.420%, 8/25/10(b)	168,952,680
175,000	0.430%, 8/26/10(b)	174,947,743
284,000	UBS Finance (Delaware) 0.500%, 8/16/10(b)	283,940,833
174,500	Westpac Banking Corp., 144A 0.350%, 10/13/10(b)	174,376,153

		7,254,261,862

Loan Participation 0.4%
75,000	Army & Air Force Exchange Services 0.470%, 9/16/10(c)	75,000,000

Municipal Bonds 1.8%
16,215	Arizona Hlth. Fac. Auth. Rev., Hlth Fac. - Catholic West, Ser. B, F.R.W.D. 0.250%, 8/04/10(a)	16,215,000
22,000	California Hlth. Facs. Fing. Auth. Rev., Scripps, F.R.W.D. 0.210%, 8/05/10(a)	22,000,000
51,310	Connecticut St. Hlth. & Ed. Fac. Auth. Rev., Yale Univ., F.R.W.D. 0.180%, 8/05/10(a)	51,310,000
43,880	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., F.R.W.D. 0.270%, 8/04/10(a)	43,880,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Municipal Bonds (cont’d.)
$79,410	Massachusetts St. Dev. Fin. Agy. Rev., Harvard Univ., Ser. HH, F.R.W.D. 0.190%, 8/05/10(a)	$79,410,000
34,550	Massachusetts St. Hefa Harvard Univ., F.R.W.D. 0.180%, 8/05/10(a)	34,550,000
16,500	Massachusetts St. Hefa Mit., F.R.W.D. 0.180%, 8/05/10(a)	16,500,000
12,270	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG2, F.R.W.D. 0.310%, 8/05/10(a)	12,270,000
3,355	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. R, F.R.D.D. 0.170%, 8/02/10(a)	3,355,000
56,280	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass Inst. Technology, Ser. J-2, F.R.W.D. 0.220%, 8/05/10(a)	56,280,000
8,200	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist., Ser. D, F.R.D.D. 0.250%, 8/02/10(a)	8,200,000
4,400	Santa Clara Elec. Rev., Ser. A, F.R.D.D 0.250%, 8/02/10(a)	4,400,000
27,700	University of Texas Perm. Univ. Fund Sys., F.R.W.D. 0.180%, 8/05/10(a)	27,700,000

		376,070,000

Other Corporate Obligations 3.5%
212,800	Bank of America N.A. 0.427%, 8/27/10(a)	212,800,000
47,000	0.566%, 9/13/10, FDIC, M.T.N.(a)	47,003,376
275,000	Goldman Sachs Group, Inc. 0.490%, 8/02/10(a)(c)	275,000,000
100,000	0.502%, 8/12/10(a)(c)	100,000,000
84,000	Wells Fargo & Co., M.T.N. 0.685%, 8/20/10(a)	84,009,686

		718,813,062

Time Deposit 0.5%
106,803	Royal Bank of Canada 0.180%, 8/02/10	106,803,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agencies 23.1%
$267,500	Federal Home Loan Bank 0.160%, 8/11/10(b)	$267,488,056
491,000	0.180%, 8/06/10(b)	490,987,725
118,000	0.180%, 8/13/10(b)	117,992,920
493,544	0.180%, 8/25/10(b)	493,484,775
53,000	0.180%, 9/10/10(b)	52,989,400
50,000	0.180%, 10/26/10(b)	49,978,500
135,000	0.190%, 10/13/10(b)	134,947,987
91,500	0.190%, 10/15/10(b)	91,463,781
148,000	0.190%, 10/18/10(b)	147,939,073
40,000	0.200%, 10/27/10(b)	39,980,667
50,000	0.220%, 10/20/10(b)	49,975,556
243,000	0.243%, 8/20/10(a)	242,928,250
220,000	0.251%, 8/01/11(a)	220,000,000
85,000	0.271%, 8/16/10(a)	84,983,918
19,975	0.375%, 12/17/10	19,972,776
109,000	0.430%, 10/05/10	109,026,728
30,000	3.000%, 12/10/10	30,279,080
110,000	Federal Home Loan Mortgage Corp. 0.190%, 10/04/10(b)	109,962,844
87,150	0.299%, 8/26/10, M.T.N.(a)	87,071,444
510,000	0.464%, 8/24/10(a)	509,993,728
161,700	Federal National Mortgage Association 0.190%, 10/13/10(b)	161,637,701
121,000	0.190%, 10/18/10(b)	120,950,188
92,500	0.200%, 11/01/10(b)	92,452,722
605,000	0.252%, 8/11/10(a)	604,577,550
60,000	0.260%, 12/08/10(b)	59,943,025
160,000	0.297%, 8/05/10(a)	159,999,392
240,000	0.300%, 1/18/11(b)	239,660,000

		4,790,667,786

Repurchase Agreements(d) 19.4%
300,000	Banc of America Securities, Inc. 0.230%, dated 7/30/10, due 8/02/10 in the amount of $300,005,750 (cost $300,000,000)	300,000,000
400,000	Barclays Capital, Inc. 0.210%, dated 7/30/10, due 8/02/10 in the amount of $400,007,000 (cost $400,000,000)	400,000,000
500,000	Barclays Capital, Inc. 0.230%, dated 7/30/10, due 8/02/10 in the amount of $500,009,583 (cost $500,000,000)	500,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements (cont’d.)
$250,000	BNP Paribas 0.210%, dated 7/30/10, due 8/02/10 in the amount of $250,004,375 (cost $250,000,000)	$250,000,000
550,000	Deutsche Bank Securities 0.210%, dated 7/30/10, due 8/02/10 in the amount of $550,009,625 (cost $550,000,000)	550,000,000
950,000	Goldman Sachs & Co. 0.210%, dated 7/30/10, due 8/02/10 in the amount of $950,016,625 (cost 950,000,000)	950,000,000
400,000	Greenwich Capital Market 0.210%, dated 7/30/10, due 8/02/10 in the amount of $400,007,000 (cost $400,000,000)	400,000,000
77,538	HSBC Securities (USA), Inc. 0.210%, dated 7/30/10, due 8/02/10 in the amount of $77,539,357 (cost $77,538,000)	77,538,000
300,000	JPMorgan Securities, Inc. 0.210%, dated 7/30/10, due 8/02/10 in the amount of $300,005,250 (cost $300,000,000)	300,000,000
300,000	Morgan Stanley & Co., Inc. 0.220%, dated 7/30/10, due 8/02/10 in the amount of $300,005,500 (cost $300,000,000)	300,000,000

		4,027,538,000

	Total Investments 100.0% (amortized cost $20,728,369,650)(e)	20,728,369,650
	Other assets in excess of liabilities	1,842,546

	Net Assets 100.0%	$20,730,212,196

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corporation

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

M.T.N.—Medium Term Note

N.A.—National Association (National Bank)

(a)	Variable rate instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2010.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Collateralized by U.S. Government and Government Agency guaranteed securities.
(e)	The cost of securities for federal income tax purposes is substantially the same as that used for financial reporting purposes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,379,215,940	$—
Commercial Paper	—	7,254,261,862	—
Loan Participation	—	75,000,000	—
Municipal Bonds	—	376,070,000	—
Other Corporate Obligations	—	718,813,062	—
Repurchase Agreements	—	4,027,538,000	—
Time Deposit	—	106,803,000	—
U.S. Government Agencies	—	4,790,667,786	—

Total	$—	$20,728,369,650	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2010 were as follows:

Commercial Paper	35.0%
U.S. Government Agencies	23.1
Repurchase Agreements	19.4
Certificates of Deposit	16.3
Other Corporate Obligations	3.5
Municipal Bonds	1.8
Time Deposit	0.5
Loan Participation	0.4

100.0
Other assets in excess of liabilities	—

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of July 31, 2010 (Unaudited)

Assets
Unaffiliated investments, at amortized cost which approximates fair value	$20,728,369,650
Interest receivable	3,190,251

Total assets	20,731,559,901

Liabilities
Dividend payable	1,093,434
Management fee payable	116,356
Accrued expenses	83,605
Payable to custodian	31,453
Affiliated transfer agent fee payable	16,667
Deferred trustees’ fee	6,190

Total liabilities	1,347,705

Net Assets	$20,730,212,196

Net assets were comprised of:
Common stock, at par	$20,730,216
Paid-in capital in excess of par	20,709,464,844

20,730,195,060
Undistributed net investment income	17,136

Net assets July 31, 2010	$20,730,212,196

Net asset value, offering price and redemption price per share ($20,730,212,196 ÷ 20,730,216,155 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Statement of Operations

Six Months Ended July 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$27,124,549

Expenses
Management fee	679,369
Insurance expense	234,000
Custodian’s fees and expenses	53,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	51,000
Legal fees and expenses	13,000
Audit fee	11,000
Reports to shareholders	7,000
Trustees’ fees	5,000
Miscellaneous	24,986

Total expenses	1,078,355

Net investment income	26,046,194

Net Realized Gain On Investments
Net realized gain on investment transactions	66,821

Net Increase In Net Assets Resulting From Operations	$26,113,015

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$26,046,194	$79,473,092
Net realized gain on investment transactions	66,821	718,963

Net increase in net assets resulting from operations	26,113,015	80,192,055

Dividends and distributions from net investment income and net realized gain (Note 1)	(26,105,912)	(80,045,611)

Fund share transactions (Note 6)
Net proceeds from shares sold	91,483,698,045	131,467,259,564
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	16,127,367	55,496,687
Cost of shares reacquired	(88,295,928,141)	(129,355,873,479)

Net increase in net assets from Fund share transactions	3,203,897,271	2,166,882,772

Total increase	3,203,904,374	2,167,029,216

Net Assets
Beginning of period	17,526,307,822	15,359,278,606

End of period(a)	$20,730,212,196	$17,526,307,822

(a) Includes accumulated net investment income of:	$17,136	$10,033

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Portfolio of Investments

as of July 31, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 85.7%
ASSET BACKED SECURITIES 36.8%

Non-Residential Mortgage Asset-Backed Securities 19.9%
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa2	0.621%	12/15/13	$10,000	$9,966,981
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa2	0.621	03/14/14	10,000	9,955,750
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa2	0.631	08/15/13	13,000	12,975,342
American Express Credit Account Master Trust, Ser. 2009-2, Class A(a)	Aaa	1.591	03/15/17	4,700	4,868,627
BA Credit Card Trust, Ser. 2006-A8, Class A8(a)	Aaa	0.371	05/15/16	2,200	2,174,480
BA Credit Card Trust, Ser. 2006-A11, Class A11(a)	Aaa	0.371	04/15/16	10,874	10,752,840
BA Credit Card Trust, Ser. 2007-A4, Class A4(a)	Aaa	0.381	11/15/19	6,022	5,818,046
BA Credit Card Trust, Ser. 2007-A6, Class A6(a)	Aaa	0.401	09/15/16	5,000	4,940,315
BA Credit Card Trust, Ser. 2007-A10, Class A10(a)	Aaa	0.411	12/15/16	5,000	4,908,427
BA Credit Card Trust, Ser. 2007-C1, Class C1(a)	A3	0.631	06/15/14	5,000	4,896,753
BA Credit Card Trust, Ser. 2008-A7, Class A7(a)	Aaa	1.041	12/15/14	9,400	9,476,496
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670	07/15/13	14,785	15,059,739
Bank of America Auto Trust, Ser. 2009-2A, Class A2, 144A	Aaa	1.160	02/15/12	7,456	7,465,102
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130	09/15/13	18,500	18,773,959
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670	12/15/13	8,350	8,444,964
Bank One Issuance Trust, Ser. 2004-A3, Class A3(a)	Aaa	0.511	02/15/17	1,500	1,488,456
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010	04/15/12	11,400	11,641,120

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.621%	02/15/14	$26,076	$26,063,335
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(a)	Aaa	1.191	01/15/13	3,537	3,551,859
CarMax Auto Owner Trust, Ser. 2007-2, Class A3	Aaa	5.230	12/15/11	1,498	1,505,505
CarMax Auto Owner Trust, Ser. 2008-2, Class A2B(a)	Aaa	1.241	09/15/11	1,504	1,504,995
CarMax Auto Owner Trust, Ser. 2008-2, Class A3B(a)	Aaa	1.741	10/15/12	5,000	5,040,281
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(b)	1.740	04/15/14	16,500	16,709,939
Chase Issuance Trust, Ser. 2005-A6, Class A6(a)	Aaa	0.411	07/15/14	4,605	4,589,603
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.411	12/15/14	1,000	996,146
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.641	04/15/13	8,751	8,707,689
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.631	01/15/14	44,000	43,438,767
Chase Issuance Trust, Ser. 2007-A8, Class A(a)	Aaa	0.361	03/15/17	4,250	4,153,942
Chase Issuance Trust, Ser. 2007-A9, Class A9(a)	Aaa	0.371	06/15/14	4,000	3,984,822
Chase Issuance Trust, Ser. 2007-A10, Class A10(a)	Aaa	0.381	06/15/14	2,000	1,992,790
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.541	05/15/15	1,800	1,847,219
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.671	11/15/12	14,000	13,943,146
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.738	02/20/15	19,100	18,406,286
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650	09/20/19	7,750	9,057,141
Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.538	05/20/17	2,800	2,893,737
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(a)	Aaa	1.891	05/15/14	35,000	35,820,634

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	15

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Ca	0.521%	05/15/35	$1,252	$474,862
DaimlerChrysler Auto Trust, Ser. 2006-D, Class A4	AAA(b)	4.940	02/08/12	2,630	2,640,067
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700	06/08/12	3,456	3,489,563
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A1	0.481	03/15/14	9,816	9,737,600
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aa3	0.489	06/25/19	13,597	9,833,049
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A4B(a)	Aaa	0.381	02/15/12	2,081	2,079,530
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A4A	Aaa	5.470	06/15/12	1,100	1,130,520
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150	11/15/11	821	830,162
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	3.960	04/15/12	719	727,479
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950	03/15/13	6,500	6,834,947
Ford Credit Auto Owner Trust, Ser. 2009-B, Class A3	AAA(b)	2.790	08/15/13	1,000	1,019,669
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210	01/15/12	5,151	5,157,106
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	3,500	3,554,764
Ford Credit Auto Owner Trust, Ser. 2009-E, Class A3	Aaa	1.510	01/15/14	2,650	2,674,084
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(a)	Aaa	0.711	11/15/31	8,932	7,974,832
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.561	12/15/32	8,844	7,621,674
GE Business Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aaa	0.521	11/15/34	12,443	9,486,466
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A1	0.521	03/15/15	25,000	24,093,532
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	A3	0.701	03/15/15	13,680	12,700,336

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(a)	Aaa	0.589%	08/25/19	$5,790	$5,373,416
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	Aa2	0.578	04/20/13	5,000	4,932,173
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620	03/15/14	20,000	20,364,094
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940	04/15/12	8,124	8,125,595
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740	09/15/13	11,000	11,089,442
Honda Auto Receivables Owner Trust, Ser. 2007-1, Class A4	AAA(b)	5.090	07/18/13	1,517	1,525,769
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.470	01/18/12	11,041	11,148,398
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790	01/15/13	1,000	1,018,101
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	0.891	07/15/13	5,200	5,199,199
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940	06/15/13	28,301	28,865,362
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040	01/15/12	690	694,285
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A2	AAA(b)	1.110	02/15/12	856	857,201
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500	10/15/14	1,800	1,818,650
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(a)	Aaa	0.601	03/15/16	6,500	6,478,646
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(a)	Aaa	0.421	10/15/14	5,000	4,982,063
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(a)	Aaa	0.401	06/15/15	1,000	992,932
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	A3	0.641	08/15/13	21,800	21,608,454
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	A3	0.631	10/15/13	7,455	7,371,198
MMCA Automobile Trust, Ser. 2009-A, Class A2, 144A	Aaa	3.260	09/15/11	7,381	7,407,974

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.621%	03/15/13	$5,000	$4,859,338
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.641	03/15/14	17,625	16,321,108
Nissan Auto Lease Trust, Ser. 2009-B, Class A2	Aaa	1.220	09/15/11	2,342	2,343,824
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A4	Aaa	5.160	03/15/14	1,852	1,915,408
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460	04/15/12	12,353	12,564,319
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930	07/15/12	956	976,945
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Ba2	0.491	11/15/18	5,818	5,428,726
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	0.668	04/25/15	2,344	2,343,203
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	0.748	07/25/13	1,301	1,301,897
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	0.798	01/25/15	5,962	5,966,086
Tal Advantage LLC, Ser. 2006-1(a)	Baa2	0.528	04/20/21	5,750	5,069,103
USAA Auto Owner Trust, Ser. 2007-1, Class A4	Aaa	5.550	02/15/13	3,176	3,246,712
USAA Auto Owner Trust, Ser. 2008-2, Class A3	Aaa	4.640	10/15/12	5,866	5,965,159
USAA Auto Owner Trust, Ser. 2008-3, Class A3	Aaa	4.280	10/15/12	4,015	4,072,782
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.810	09/20/12	7,091	7,214,733
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130	04/15/13	9,549	9,789,324
World Omni Auto Receivables Trust, Ser. 2009-A, Class A2	Aaa	2.880	10/15/11	289	289,341
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020	01/15/12	7,812	7,824,019

					707,220,454

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities 16.9%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aaa	0.679%	01/25/35	$2,363	$2,014,776
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.879	11/25/33	255	84,737
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	1.379	12/26/33	4,410	3,393,226
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.229	09/25/33	885	697,467
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	0.849	04/25/34	7,014	5,396,694
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.779	04/25/35	1,524	1,471,582
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(a)	Aaa	0.629	06/25/34	263	203,515
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	1.679	02/25/33	12,704	9,934,955
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	B3	3.104	03/25/33	335	71,285
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	1.029	10/25/33	4,968	3,121,957
Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class AV2(a)	Aaa	0.669	09/25/33	777	655,904
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class AV2(a)	Aaa	0.699	01/25/34	591	482,074
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	1.019	01/25/34	1,039	715,735
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	1.079	01/25/34	2,094	1,476,043
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class A4(a)	Aaa	0.779	05/25/34	295	254,515
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class M1(a)	Aa2	0.849	05/25/34	7,773	5,521,986
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(a)	Aa2	0.909	07/25/34	1,514	1,067,408
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	0.539	07/25/34	5,790	4,963,182
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Aa1	0.969	09/25/34	15,240	11,569,095

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	Aaa	5.444%	11/25/35	$1,500	$1,506,684
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5(a)	Aaa	5.672	11/25/35	1,808	1,415,901
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	Baa3	2.129	07/25/32	160	66,100
Argent Securities, Inc., Ser. 2003-W4, Class M1(a)	Aaa	1.529	10/25/33	7,094	5,398,163
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Aaa	1.029	10/25/33	211	167,934
Argent Securities, Inc., Ser. 2003-W7, Class A2(a)	Aaa	0.719	03/25/34	134	98,236
Argent Securities, Inc., Ser. 2004-W6, Class AV2(a)	Aaa	0.779	05/25/34	488	416,234
Argent Securities, Inc., Ser. 2004-W6, Class M1(a)	Aa2	0.879	05/25/34	2,587	1,885,293
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	4.876	09/25/33	1,000	708,398
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	Baa1	2.129	09/25/33	12,586	8,127,579
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	0.929	04/25/34	939	636,862
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.879	05/25/34	1,531	1,099,628
Asset Backed Funding Certs., Ser. 2003-AHL1, Class A1	Aaa	4.184	03/25/33	777	720,918
Asset Backed Funding Certs., Ser. 2003-OPT1, Class A3(a)	Aaa	1.009	04/25/33	1,169	858,292
Asset Backed Funding Certs., Ser. 2004-HE1, Class M1(a)	Aa2	1.229	03/25/34	2,187	1,707,169
Asset Backed Funding Certs., Ser. 2006-OPT1, Class A3D(a)	Ca	0.569	09/25/36	6,000	3,167,646
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	3.191	09/15/33	579	217,286
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE6, Class A2(a)	Aaa	0.669	11/25/33	193	133,661

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.391%	01/15/34	$2,620	$2,039,632
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	2.816	01/15/34	510	309,097
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE2, Class M1(a)	Aa2	1.154	04/25/34	475	367,180
Asset Backed Securities Corp. Home Equity, Ser. 2004-HE3, Class M1(a)	Aa2	0.869	06/25/34	479	383,128
Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.819	07/25/35	2,318	2,244,004
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(a)	Aa2	1.149	06/25/43	1,185	629,742
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(b)	0.979	06/25/34	4,030	1,981,407
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1(a)	Aa2	0.929	03/25/34	630	498,899
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(a)	Aa2	0.929	08/25/34	5,737	4,648,657
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(a)	Aa2	0.979	12/25/34	1,216	906,334
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A3(a)	Aa2	0.709	11/25/35	10,066	9,785,693
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Ca	0.499	05/25/35	19,000	6,078,670
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(a)	Caa1	0.809	09/25/35	9,265	6,141,314

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.379%	11/25/33	$8,590	$6,354,948
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ca	2.579	01/25/33	391	79,372
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	2.059	03/25/33	461	207,087
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	1.029	06/25/33	554	421,595
Centex Home Equity, Ser. 2003-B, Class M2(a)	Baa2	2.029	06/25/33	626	306,665
Centex Home Equity, Ser. 2004-C, Class AF5	Aaa	5.980	06/25/34	15,505	15,195,877
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(a)	Aaa	0.829	05/25/32	569	506,091
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(a)	Aaa	0.989	11/25/32	866	776,231
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(a)	Aaa	0.889	02/25/33	479	456,443
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490	06/25/37	5,560	1,445,911
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.689	10/25/34	1,665	1,518,435
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aaa	0.759	05/25/35	794	785,220
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Ba1	0.789	09/25/35	2,000	1,640,818
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aa1	0.429	08/25/36	446	440,808
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	1.041	08/15/33	764	502,585
Countrywide Asset-Backed Certificates Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.454	03/25/32	363	225,008

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	A1	1.379%	08/25/33	$1,918	$366,590
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4(a)	B3	5.687	04/25/36	1,900	1,396,688
Countrywide Asset-Backed Certificates, Ser. 2003-2, Class 3A(a)	Aa3	0.829	08/26/33	497	313,570
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(a)	Aa2	1.379	07/25/33	542	425,397
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Aa1	0.829	03/25/34	1,570	1,212,412
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.829	05/25/34	3,500	2,401,270
Countrywide Asset-Backed Certificates, Ser. 2004-ECC1, Class M1(a)	Aa2	1.274	11/25/34	7,067	5,734,464
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa2	0.749	08/25/35	3,300	2,938,452
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	C	0.769	04/25/36	4,000	1,131,576
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	C	0.779	04/25/36	1,750	614,430
Countrywide Asset-Backed Certificates, Ser. 2006-S4, Class A1(a)	Caa1	0.439	07/25/34	618	612,545
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	C	0.549	08/25/37	10,000	2,440,570
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	0.949	01/25/32	1,863	1,398,247

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Baa1	1.929%	03/25/32	$812	$533,921
Credit-Based Asset Servicing And Securitization LLC, Ser. 2004-CB3, Class M1(a)	Aa2	1.109	03/25/34	948	713,300
Cwl, Ser. 2006-S7, Class A(a)(c)	Caa1	0.419	11/25/35	2,845	2,104,993
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.229	12/27/32	204	117,836
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.879	10/25/34	3,000	2,163,708
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.860	07/25/33	245	195,783
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	Caa3	0.789	11/25/35	10,000	4,572,630
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.909	11/25/34	11,482	9,185,940
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF4, Class A2(a)	Aaa	0.619	06/25/34	56	41,612
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(a)	AAA(b)	0.689	08/25/34	705	585,686
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH4, Class M4(a)	C	0.979	12/25/35	3,500	69,562
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FFH1, Class M2(a)	C	0.729	01/25/36	2,000	164,000
First NLC Trust, Ser. 2005-2, Class M1(a)	B1	0.809	09/25/35	2,500	1,827,842
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.379	12/26/33	1,095	804,077
Fremont Home Loan Trust, Ser. 2004-1, Class M1(a)	Aaa	1.004	02/25/34	2,015	1,442,332
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.279	02/25/34	322	139,254
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.259	07/25/34	2,400	1,828,529

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	Caa3	3.113%	03/20/33	$265	$81,171
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.304	11/25/33	3,488	2,694,301
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A1	2.429	11/25/33	294	143,696
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	1.154	03/25/34	4,959	3,835,121
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Ca	0.479	08/25/36	20,148	8,805,885
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.679	02/25/33	1,373	923,479
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Baa1	1.829	03/25/33	1,489	1,062,882
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(a)	Baa1	1.649	08/25/33	2,630	1,852,929
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	A2	1.619	08/25/33	3,135	2,309,014
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aa3	1.529	10/25/33	12,345	9,245,700
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	A2	1.409	04/25/34	1,257	912,938
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	A1	1.274	06/25/34	21,245	15,891,954
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-3, Class M1(a)	A1	1.184	08/25/34	2,754	1,938,961
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-3, Class M2(a)	A1	0.769	08/25/35	2,450	2,250,729
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-5, Class M1(a)	A1	0.809	11/25/35	2,625	1,909,664

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-8, Class M2(a)	C	0.779%	02/25/36	$2,000	$285,152
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(a)	Aaa	0.598	01/20/35	284	267,567
HSBC Home Equity Loan Trust, Ser. 2006-1, Class M2(a)	Aa1	0.638	01/20/36	1,496	1,184,518
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M1(a)	Aa1	0.608	03/20/36	1,271	1,099,759
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M2(a)	Aa1	0.628	03/20/36	10,160	8,333,349
HSBC Home Equity Loan Trust, Ser. 2006-3, Class A4(a)	Aaa	0.578	03/20/36	7,997	6,176,139
HSBC Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	0.488	03/20/36	15,000	13,884,975
HSBC Home Equity Loan Trust, Ser. 2007-1, Class AS(a)	Aaa	0.538	03/20/36	1,010	921,661
HSBC Home Equity Loan Trust, Ser. 2007-1, Class M1(a)	A1	0.718	03/20/36	430	232,467
HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4(a)	A1	0.638	07/20/36	400	293,325
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(a)	Aa2	1.838	11/20/36	5,360	3,509,712
HSBC Home Equity Loan Trust, Ser. 2007-3, Class M2(a)	Ba1	2.838	11/20/36	3,500	1,110,267
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	A2	0.579	03/25/36	1,400	614,142
Irwin Home Equity Corp., Ser. 2006-2, Class 2A1, 144A(a)	A2	0.429	02/25/36	802	729,481
JPMorgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Ba1	0.569	08/25/36	7,447	3,496,419
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.454	07/25/33	2,966	2,210,991
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.349	08/25/33	5,887	4,298,340
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	1.079	02/25/34	29,430	20,963,725

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	1.154%	02/25/34	$6,340	$5,153,330
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.859	06/25/34	3,474	2,646,448
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.899	07/25/34	11,630	8,181,693
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Ba3	0.879	06/25/35	10,000	8,480,330
Master Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(a)	Aaa	0.679	09/25/34	806	659,504
Master Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.679	09/25/34	170	139,423
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	3.179	02/25/34	469	398,090
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class A1A(a)	AAA(b)	0.729	08/25/35	77	63,542
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1(a)	AA+(b)	1.129	08/25/35	1,850	1,292,164
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	1.979	10/25/34	3,892	2,782,060
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	A2	1.829	11/25/32	1,354	930,660
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(a)	Aa2	1.529	05/25/33	1,678	1,260,667
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(a)	Aa3	1.604	04/25/33	9,775	7,918,583
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.779	04/25/33	250	53,561
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	1.379	09/25/33	3,410	2,562,302
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	2.954	09/25/33	359	125,821
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.349	10/25/33	850	640,389

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(a)	AAA(b)	1.069%	01/25/34	$1,253	$1,051,190
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(a)	Aa2	0.959	06/25/34	1,925	1,455,476
Morgan Stanley ABS Capital I, Ser. 2004-HE7, Class M1(a)	Aa1	0.929	08/25/34	3,607	2,537,933
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class A4(a)	Aaa	0.709	09/25/34	242	188,326
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class M1(a)	Aa1	0.969	09/25/34	19,810	14,668,651
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(a)	Aa2	1.379	12/27/33	2,478	1,903,364
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.929	05/25/34	1,038	759,620
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	Caa3	0.799	07/25/35	1,000	524,183
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.454	05/25/32	1,634	998,522
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(a)	Aaa	1.309	02/25/33	2,205	1,798,777
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class M2(a)	Baa1	3.329	02/25/33	558	244,355
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	Baa2	3.704	03/25/33	404	111,068
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.279	07/25/32	256	15,310
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.739	10/25/32	1,432	1,079,943
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.729	10/25/32	302	141,811
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.679	03/25/33	1,491	1,137,170
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(a)	Aaa	0.739	05/25/35	1,391	1,379,810

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Baa3	0.779%	08/25/35	$150	$121,125
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.454	10/25/33	9,759	7,588,790
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.392	11/25/33	15,000	14,743,575
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.409	01/25/34	15,158	11,636,072
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	1.214	05/25/34	8,956	6,443,682
New Century Home Equity Loan Trust, Ser. 2004-2, Class A4(a)	Aaa	0.879	08/25/34	2,430	1,824,726
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.259	11/25/34	12,150	8,457,640
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.839	02/25/35	17,531	14,512,209
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(a)	A3	1.454	11/25/32	253	105,752
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2(a)	AAA(b)	0.929	04/25/33	2,360	1,927,974
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(a)	Aaa	0.659	11/25/33	987	802,406
Option One Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	1.229	01/25/34	2,971	2,340,742
Option One Mortgage Loan Trust, Ser. 2005-3, Class M1(a)	Aa3	0.799	08/25/35	2,460	1,631,617
Option One Mortgage Loan Trust, Ser. 2005-5, Class M3(a)	B1	0.769	12/25/35	2,000	325,448
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Aa2	5.181	09/25/34	1,705	1,271,386
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-5, Class AF4	Caa2	5.297	11/25/35	2,250	1,942,738
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-B, Class M1(a)	Aa3	0.809	08/25/35	4,309	3,884,651
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-B, Class A3(a)	B3	0.609	05/25/36	3,000	2,444,406
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Caa3	0.519	03/25/36	8,456	4,324,786

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Ca	0.619%	08/25/36	$6,000	$1,808,880
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(a)	Aaa	0.759	06/25/33	685	596,124
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.579	05/25/34	522	246,484
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4	Aaa	5.335	03/25/34	872	718,940
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aa3	5.980	08/25/34	15,000	13,017,750
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Caa2	0.659	05/25/36	2,500	79,558
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.550	01/25/34	4,600	4,481,279
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221	02/25/34	4,000	3,725,488
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aa2	4.770	04/25/34	7,750	6,522,112
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aa3	5.600	06/25/34	10,308	8,317,948
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	C	0.729	12/25/35	1,680	647,328
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	Caa2	0.629	02/25/36	470	293,719
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	A2	0.429	09/25/36	1,186	1,149,413
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	C	0.549	01/25/37	7,316	1,767,194
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	C	0.549	02/25/37	7,500	1,204,530
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	C	0.659	12/25/35	3,535	615,822

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA-(b)	1.424%	03/25/32	$7,504	$5,124,909
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.124	03/25/31	931	534,981
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.499	07/25/31	594	345,113
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.022	08/25/32	2,609	2,385,289
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	1.929	12/26/33	209	93,038
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.124	03/25/35	1,787	1,321,510
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.500	08/25/35	2,248	1,317,253
Saxon Asset Securities Trust, Ser. 2005-3, Class M1(a)	Aa3	0.789	11/25/35	7,200	5,358,759
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.849	02/25/34	7,719	5,897,815
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Ca	0.579	05/25/36	5,050	2,179,853
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(a)	Aa2	1.529	01/25/34	1,068	871,616
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.304	08/25/34	11,235	8,508,949
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.094	02/25/35	2,367	1,936,288
Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(a)	Aaa	0.729	10/25/35	832	644,160
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Ba3	0.529	12/26/36	1,779	1,566,636

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(a)	AAA(b)	1.009%	01/25/33	$367	$284,568
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(b)	1.329	10/25/33	10,448	7,687,131
Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4(a)	AAA(b)	1.034	03/25/34	14,910	11,224,914
Structured Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(b)	1.129	04/25/34	3,782	3,224,303
Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8(a)	AAA(b)	1.529	08/25/34	1,400	1,084,891
Structured Asset Securities Corp., Ser. 2005-WF4, Class M2(a)	Caa1	0.759	11/25/35	3,500	1,643,950
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(a)	CCC(b)	0.529	12/26/35	1,233	827,142
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.629	04/25/34	6,449	5,018,102
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.629	04/25/34	7,644	5,892,296
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B(a)	Aaa	0.749	05/25/34	235	162,821

					599,195,257

Total asset backed securities (cost $1,427,416,748)					1,306,415,711

COMMERCIAL MORTGAGE-BACKED SECURITIES 18.5%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(b)	4.877	11/10/42	2,326	2,345,307
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(b)	4.764	07/10/45	1,000	1,018,024
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(b)	0.492	04/10/49	50,000	42,218,085
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.512	06/10/49	25,000	22,880,200

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(b)	5.620%	02/10/51	$5,000	$5,258,062
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(b)	4.834	05/11/39	2,243	2,284,017
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.450	03/15/19	4,766	4,458,939
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.456	03/11/39	4,740	5,101,501
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	22,000	23,423,099
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	10,000	10,661,874
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.461	07/15/44	10,000	9,793,904
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	2,355	2,372,376
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2A	Aaa	5.237	12/11/49	3,700	3,804,521
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	839	838,451
Commercial Mortgage Pass-Through Certificates, Ser. 2006-CN2A, Class A2FL, 144A(a)	A(b)	0.568	02/05/19	3,000	2,671,747
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.832	04/15/37	12,020	12,431,900
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A2FL(a)	Aaa	0.466	12/15/40	632	615,753
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.549	02/15/39	3,580	3,851,420

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(a)	AAA(b)	5.738%	05/15/46	$3,252	$3,409,452
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(b)	5.046	07/10/45	3,000	2,998,716
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	18,794	19,049,733
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.888	07/10/38	39,314	40,269,012
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	1,798	1,824,235
GS Mortgage Securities Corp. II, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.438	03/06/20	9,486	9,169,010
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	1,769	1,778,321
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.224	12/15/44	4,000	4,247,354
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3B(a)	Aaa	5.483	12/12/44	3,500	3,714,213
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4(a)	Aaa	5.481	12/12/44	1,380	1,493,225
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.860	04/15/45	21,504	21,973,930
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3FL(a)	Aaa	0.501	05/15/45	20,000	17,364,704
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.746	02/12/49	1,410	1,470,955
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.819	02/12/51	8,233	8,789,789
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	0.481	06/15/49	50,000	43,263,670

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	$10,650	$11,095,020
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.471	01/15/49	17,000	14,889,435
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(b)	5.103	11/15/30	10,657	10,704,987
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(b)	5.084	02/15/31	11,510	11,646,610
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	8,400	8,514,761
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5,070	5,208,384
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.411	06/15/22	13,467	12,484,803
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(b)	5.655	05/12/39	5,000	5,474,320
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.878	06/12/46	19,000	19,444,714
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.462	12/12/49	25,000	23,595,650
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.442	08/12/48	35,000	31,595,984
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL, 144A(a)	Aaa	0.482	03/12/51	50,000	43,864,315
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.462	06/12/50	25,000	20,870,720
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class ASB(a)	AAA(b)	5.889	08/12/49	1,750	1,912,032
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(b)	4.882	08/13/42	8,115	8,183,324
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.501	04/15/49	50,000	45,165,995

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(b)	4.516%	05/15/44	$1,893	$1,892,460
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C21, Class A2PF(a)	Aaa	0.461	10/15/44	130	128,935
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	26,456,345
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.431	09/15/21	17,896	16,297,438

Total commercial mortgage-backed securities (cost $666,568,332)					656,271,731

CORPORATE BONDS 21.3%

Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes	A2	1.800	07/15/11	20,000	20,214,920

Automotive 0.8%
Daimler Finance North America LLC, Gtd. Notes	A3	7.750	01/18/11	15,000	15,446,835
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250	01/15/11	12,000	12,230,508

					27,677,343

Banking 6.3%
American Express Bank Fsb, Sr. Unsec’d. Notes(a)	A2	0.451	05/29/12	5,544	5,480,100
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.250	11/21/11	4,000	4,159,052
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A(a)	Aaa	0.527	08/05/11	10,000	10,007,990
Bank of Nova Scotia/Houston (Canada), Cert. of Deposit(a)	Aa1	0.786	03/12/12	4,500	4,496,571
BBVA US Senior SAU (Spain), Gtd. Notes., 144A(a)	Aa2	0.664	05/24/11	9,000	8,939,952

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	0.568%	01/31/11	$20,000	$20,023,300
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, M.T.N.(a)	Aa1	0.644	11/04/11	30,000	29,992,530
Countrywide Financial Corp., Gtd. Notes, M.T.N.(a)	A2	0.800	05/07/12	35,000	34,564,810
JPMorgan Chase & Co., Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	0.574	02/22/12	15,000	14,930,235
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750	04/15/11	10,000	10,398,280
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A, M.T.N.(a)	Aaa	0.698	01/26/12	20,000	20,000,000
Royal Bank of Canada, Cert. of Deposit(a)	Aaa	0.938	06/23/11	20,000	20,039,260
UBS AG (Switzerland), Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	1.584	02/23/12	15,000	15,076,455
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(a)(d)	Aa1	0.818	10/21/11	26,000	25,973,766

					224,082,301

Brokerage 0.3%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(e)	NR	2.778	05/25/10	50,000	10,500,000

Capital Goods 0.9%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.555	08/20/10	14,000	14,001,512
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda), Gtd. Notes(a)	Baa1	1.923	08/13/10	16,000	16,007,075
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	1.287	06/10/11	1,707	1,718,150

					31,726,737

Consumer 0.4%
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350	08/26/11	15,000	15,103,350

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Electric 0.3%
FPL Group Capital, Inc., Gtd. Notes(a)	Baa1	1.419%	06/17/11	$10,000	$10,061,170

Energy-Integrated 1.3%
Shell International Finance BV (Netherlands), Gtd. Notes(a)	Aa1	0.888	06/22/12	30,000	30,098,490
XTO Energy, Inc., Sr. Unsec’d. Notes	AAA(b)	5.000	08/01/10	18,000	18,001,930

					48,100,420

Foods 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)(d)	Baa2	1.267	03/26/13	15,000	15,007,695
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	0.928	08/11/10	10,000	10,000,777

					25,008,472

Healthcare & Pharmaceutical 2.2%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600	05/15/11	10,000	10,395,140
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	20,000	20,217,040
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	2.487	03/15/11	25,000	25,332,475
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	2.497	02/25/11	10,000	10,119,420
Teva Pharmaceutical Finance III LLC, Gtd. Notes(a)	A3	0.939	12/19/11	12,600	12,625,263

					78,689,338

Insurance 2.6%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	Aa2	1.400	02/10/12	40,000	40,298,160
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (a)	Aa3	0.927	07/13/11	29,600	29,560,099
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000	01/15/11	21,000	21,363,804

					91,222,063

Non-Captive Finance 0.6%
General Electric Capital Corp., Notes, Ser. G, M.T.N.(a)	Aa2	0.548	01/26/11	22,500	22,507,200

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Technology 1.6%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	5.250%	02/22/11	$20,000	$20,499,920
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,200,445
Hewlett-Packard Co., Sr. Notes(a)	A2	1.586	05/27/11	13,000	13,118,534
Oracle Corp., Sr. Unsec’d. Notes	A2	5.000	01/15/11	20,000	20,371,020

					59,189,919

Telecommunications 2.7%
BellSouth Corp., Gtd. Notes, 144A	A2	4.295	04/26/11	35,000	35,861,490
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(a)(d)	A2	3.065	05/20/11	18,000	18,370,566
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.750	03/01/11	20,000	20,785,760
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	09/15/10	19,954	20,099,673

					95,117,489

Total corporate bonds (cost $796,666,758)					759,200,722

OTHER CORPORATE OBLIGATIONS 5.7%
Barclays Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(g)	Aaa	1.338	03/05/12	30,000	30,232,350
Fih Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd., 144A(a)(h)	Aaa	0.686	08/17/12	25,500	25,680,744
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(g)	Aaa	2.300	04/01/11	35,000	35,263,445
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(g)	Aaa	0.616	05/17/12	30,000	29,935,800
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(g)	Aaa	0.638	10/28/11	25,000	24,851,575
Societe Financement de I’Economie Francaise (France), Gov’t. Liquid Gtd., 144A(i)	Aaa	2.000	02/25/11	30,000	30,295,590

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

OTHER CORPORATE OBLIGATIONS (Continued)
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(a)(j)	Aaa	1.776%	04/15/11	$25,000	$25,202,275

Total other corporate obligations (cost $200,948,007)					201,461,779

U.S. GOVERNMENT AGENCY AND AGENCY GUARANTEED OBLIGATIONS 3.4%
Federal Home Loan Bank(d)		3.625	12/17/10	5,785	5,859,227
General Electric Capital Corp., FDIC Gtd. Notes, M.T.N(k).		1.800	03/11/11	35,000	35,334,705
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes(a)(k)		0.624	11/09/11	40,000	40,176,440
Pooled Funding Trust I, FDIC Gtd. Notes, 144A(k)		2.740	02/15/12	39,300	40,432,941

Total U.S. government agency and agency guaranteed obligations (cost $120,314,292)					121,803,313

Total long-term investments (cost $3,211,914,137)					3,045,153,256

				Shares
SHORT-TERM INVESTMENTS 14.8%
AFFILIATED MONEY MARKET MUTUAL FUND 1.7%
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $60,944,000)(Note 3)(l)				60,944,000	60,944,000

				Principal Amount (000)
CERTIFICATE OF DEPOSIT 0.7%
Barclays Bank (cost $25,000,000)	P-1	1.000	02/28/11	25,000	25,047,000

COMMERCIAL PAPER(m) 11.3%
American Water Capital Corp., 144A	P-2	0.430	08/09/10	9,501	9,499,979
American Water Capital Corp., 144A	P-2	0.420	08/06/10	1,400	1,399,902
American Water Capital Corp., 144A	P-2	0.430	08/05/10	5,000	4,999,701
Avery Dennison Corp., 144A	P-2	0.420	08/02/10	40,000	39,999,212
BAE Systems Holdings, Inc., 144A	P-2	0.520	09/17/10	31,275	31,253,315
BMW US Capital LLC, 144A(a)	P-2	0.825	07/19/11	18,000	17,991,900
Carnival Corp., 144A	P-2	0.500	08/24/10	30,000	29,990,001

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL PAPER (Continued)
Cigna Corp., 144A	P-2	0.450%	08/17/10	$13,000	$12,997,238
Cigna Corp., 144A	P-2	0.450	08/16/10	15,000	14,997,000
Cigna Corp., 144A	P-2	0.450	08/12/10	5,000	4,999,250
E.I. Dupont De Nemours & Co., 144A	P-1	0.580	09/23/10	8,000	7,995,326
Eaton Corp., 144A	P-2	0.420	09/07/10	15,000	14,993,351
ERAC USA Finance Co., 144A (original cost $29,989,500; purchased 07/15/10)(f)	P-2	0.450	08/12/10	30,000	29,995,500
FPL Group Capital, Inc., 144A.	P-2	0.464	08/03/10	23,998	23,997,072
General Mills, Inc., 144A	P-2	0.420	09/07/10	14,600	14,593,528
Omnicom Capital, Inc., 144A	P-2	0.470	08/03/10	30,000	29,998,825
Oneok Partners LP, 144A	P-2	0.450	08/19/10	30,000	29,992,875
Pacific Gas & Electric Co., 144A	P-2	0.430	08/09/10	15,500	15,498,334
Pacific Gas & Electric Co., 144A	P-2	0.430	08/12/10	5,500	5,499,212
Societe Generale North America, Inc.	P-1	0.220	08/02/10	14,807	14,806,819
Vodafone Group PLC, 144A	P-2	0.910	05/06/11	20,000	19,868,800
Volkswagen of America, 144A	P-2	0.450	08/09/10	10,000	9,998,875
Volkswagen of America, 144A	P-2	0.450	08/06/10	15,000	14,998,875

Total commercial paper (cost $400,367,272)					400,364,890

LOAN PARTICIPATIONS 1.1%
National Rural Utilities(c)		0.350	08/12/10	15,000	15,000,000
Simon Property Group, Inc.(c)		0.520	08/16/10	25,000	25,000,000

Total loan participations (cost $40,000,000)					40,000,000

Total short-term investments (cost $526,311,272)					526,355,890

Total Investments (n) 100.5% (cost $3,738,225,409; Note 5)					3,571,509,146

Liabilities in excess of other assets(o) (0.5)%					(18,932,568)

Net Assets 100.0%					$3,552,576,578

The	following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

M.T.N—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of July 31, 2010. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(a) Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2010.

(b)	Standard & Poor’s Rating
(c)	Indicates a security that has been deemed illiquid.
(d)	All or portion of security is segregated as collateral for swap contracts.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $29,989,500. The aggregate value of $29,995,500 is approximately 0.8% of net assets.
(g)	Guaranteed by the foreign government of United Kingdom.
(h)	Guaranteed by the foreign government of Denmark.
(i)	Guaranteed by the foreign government of France.
(j)	Guaranteed by the foreign government of Australia.
(k)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(m)	Rate quoted represents yield-to-maturity as of purchase date.
(n)	As of July 31, 2010, 1 security representing $2,104,993 and 0.1% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on interest rate and credit default swap agreements as follows:

Interest rate swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Barclays Bank PLC(a)	12/12/2010	$50,000	4.048%	3 month LIBOR	$(899,580)	$—	$(899,580)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(357,034)	—	(357,034)
Barclays Bank PLC(a)	3/1/2011	20,000	0.492	3 month LIBOR	(57,619)	—	(57,619)
Barclays Bank PLC(a)	2/10/2012	30,000	1.050	3 month LIBOR	(398,830)	—	(398,830)
Barclays Bank PLC(a)	3/3/2014	20,000	2.158	3 month LIBOR	(783,517)	—	(783,517)
Barclays Bank PLC(a)	12/15/2014	50,000	2.606	3 month LIBOR	(2,561,182)	3,229	(2,564,411)
Barclays Bank PLC(a)	6/15/2017	8,400	2.880	3 month LIBOR	(326,753)	—	(326,753)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	(1,993,712)	—	(1,993,712)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(847,425)	—	(847,425)
Deutsche Bank AG(a)	2/15/2012	39,300	2.065	3 month LIBOR	(1,227,776)	—	(1,227,776)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(687,011)	—	(687,011)

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	12/15/2015	$25,000	2.938%	3 month LIBOR	$(1,420,737)	$—	$(1,420,737)
Morgan Stanley Capital Services, Inc.(a)	12/15/2020	10,000	3.855	3 month LIBOR	(875,147)	—	(875,147)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991	3 month LIBOR	(939,610)	—	(939,610)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762	3 month LIBOR	(3,726,112)	—	(3,726,112)

					$(17,102,045)	$3,229	$(17,105,274)

(a)	The Fund pays the fixed rate and receives the floating rate.

Credit default swap agreement outstanding at July 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Default Swap on Corporate Issues—Buy Protection(1):
Deutsche Bank AG	6/20/2012	$15,000	5.050%	Bank of America Corp. 6.250%, due 4/15/2012	$(1,207,844)	$—	$(1,207,844)

					$(1,207,844)	$—	$(1,207,844)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage Asset-Backed Securities	$—	$707,220,454	$—
Residential Mortgage Asset-Backed Securities	—	597,090,264	2,104,993
Commercial Mortgage-Backed Securities	—	656,271,731	—
Corporate Bonds	—	759,200,722	—
Other Corporate Obligations	—	201,461,779	—
U.S. Government Agency And Agency Guaranteed Obligations	—	121,803,313	—
Certificate of Deposit	—	25,047,000	—
Commercial Paper	—	400,364,890	—
Loan Participation	—	40,000,000	—
Affiliated Money Market Mutual Fund	60,944,000	—	—
Other Financial Instruments*
Credit Default Swap Agreement	—	(1,207,844)	—
Interest Rate Swap Agreements	—	(17,105,274)	—

Total	$60,944,000	$3,490,147,035	$2,104,993

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2010 were as follows:

Non-Residential Mortgage Asset-Backed Securities	19.9%
Commercial Mortgage-Backed Securities	18.5
Residential Mortgage Asset-Backed Securities	16.9
Commercial Paper	11.3
Banking	6.3
Other Corporate Obligations	5.7
U.S. Government Agency And Agency Guaranteed Obligations	3.4
Telecommunications	2.7
Insurance	2.6
Healthcare & Pharmaceutical	2.2
Affiliated Money Market Mutual Fund	1.7
Technology	1.6
Energy - Integrated	1.3
Loan Participations	1.1
Capital Goods	0.9
Automotive	0.8
Certificate of Deposit	0.7
Foods	0.7
Aerospace & Defense	0.6
Non-Captive Finance	0.6
Consumer	0.4
Brokerage	0.3
Electric	0.3

100.5
Liabilities in excess of other assets	(0.5)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	45

Portfolio of Investments

as of July 31, 2010 (Unaudited) continued

Fair values of derivative instruments as of July 31, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Unrealized depreciation on swap agreements	$1,207,844
Interest rate contracts	Premium paid for swap agreements	3,229	Unrealized depreciation on swap agreements	17,105,274

Total		$3,229		$18,313,118

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$5,542,673
Interest rate contracts	(5,445,526)

Total	$97,147

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(5,433,715)
Interest rate contracts	(5,595,603)

Total	$(11,029,318)

For the six months ended July 31, 2010, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$388,300	$48,100

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of July 31, 2010 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments, at value (cost $3,677,281,409)	$3,510,565,146
Affiliated investments (cost $60,944,000)	60,944,000
Cash	591,755
Dividend and interest receivable	8,412,441
Receivable for investments sold	5,061,136
Premium paid for swap agreements	3,229

Total assets	3,585,577,707

Liabilities
Unrealized depreciation on swap agreements	18,313,118
Payable for investments purchased	13,699,316
Dividend payable	844,430
Accrued expenses	75,620
Management fee payable	51,978
Affiliated transfer agent fee payable	16,667

Total liabilities	33,001,129

Net Assets	$3,552,576,578

Net assets were comprised of:
Common stock, at par	$404,219
Paid-in capital in excess of par	4,024,702,972

4,025,107,191
Undistributed net investment income	10,480,842
Accumulated net realized loss on investments	(297,982,074)
Net unrealized depreciation on investments	(185,029,381)

Net assets, July 31, 2010	$3,552,576,578

Net asset value, offering price and redemption price per share ($3,552,576,578 ÷ 404,219,459 shares of $.001 par value common stock issued and outstanding)	$8.79

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	47

Statement of Operations

Six Months Ended July 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$31,986,923
Affiliated dividend income	128,705

32,115,628

Expenses
Management fee	303,485
Custodian’s fees and expenses	58,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000) (Note 3)	50,000
Insurance expense	43,000
Audit fee	16,000
Legal fees and expenses	12,000
Reports to shareholders	7,000
Trustees’ fees	5,000
Miscellaneous	15,686

Total expenses	510,171

Net investment income	31,605,457

Net Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	(15,810,596)
Swaps	97,147

(15,713,449)

Net change in unrealized appreciation (depreciation) on:
Investments	58,646,629
Swap agreements	(11,029,318)

47,617,311

Net gain on investments	31,903,862

Net Increase In Net Assets Resulting From Operations	$63,509,319

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$31,605,457	$67,528,865
Net realized loss on investment transactions and swaps	(15,713,449)	(61,938,632)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	47,617,311	563,930,558

Net increase in net assets resulting from operations	63,509,319	569,520,791

Dividends from net investment income (Note 1)	(23,734,907)	(53,206,923)

Fund share transactions (Note 6)
Net proceeds from shares sold	—	28,526,112
Net asset value of shares issued to shareholders in reinvestment of dividends	23,779,457	53,406,257
Cost of shares reacquired	(11,337,630)	(36,370,255)

Net increase in net assets from Fund share transactions	12,441,827	45,562,114

Total increase	52,216,239	561,875,982

Net Assets
Beginning of period	3,500,360,339	2,938,484,357

End of period(a)	$3,552,576,578	$3,500,360,339

(a) Includes undistributed net investment income of:	$10,480,842	$2,610,292

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	49

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Core Fund consists of six series — the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series), the Prudential Core Short-Term Bond Fund (formerly Short-Term Bond Series), the Short-Term Municipal Bond Fund (formerly Short-Term Municipal Bond Series), the National Municipal Money Market Fund (formerly National Municipal Money Market Series), the Government Money Market Fund (formerly Government Money Market Series) and the Treasury Money Market Fund (formerly Treasury Money Market Series) (each, a Fund and collectively, the “Funds or Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations. The Prudential Core Taxable Money Market Fund (the “Money Market Fund”) and the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”) commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Fund invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Fund’s investment advisors. The ability of the issuers of the securities held by the Money Market Fund to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Fund is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Fund will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Short-Term Bond Fund to meet their obligations may be affected by economic developments in a specific industry or region.

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Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At July 31, 2010, 100% of the shares outstanding were owned by such entities of which 1 shareholder held 5.1% of outstanding shares of the Short-Term Bond Fund and 2 shareholders held 10.5% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: The Money Market Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term debt securities which mature in more than sixty days are valued at fair value. Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued

Prudential Investment Portfolios 2	51

Notes to Financial Statements

(Unaudited) continued

at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The Money Market Fund may hold up to 10% and the Short Term Bond Fund may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Swap Agreements: The Short-Term Bond Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure

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to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Series to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or

Prudential Investment Portfolios 2	53

Notes to Financial Statements

(Unaudited) continued

bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2010, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

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performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the six months ended July 31, 2010, the costs were at an effective annual rate of .007% for the Money Market Fund and .017% for the Short-Term Bond Fund.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund which is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2010, aggregated $521,634,912 and $668,723,973, respectively.

Note 5. Tax Information

For federal income tax purposes, Short-Term Bond Fund had capital loss carryforward as of January 31, 2010 of approximately $279,686,000, of which $8,441,000 expires in 2016, $115,725,000 expires in 2017 and $155,520,000 expires in 2018. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain whether Short-Term Bond Fund will be able to realize the full benefit prior to the expiration date.

Prudential Investment Portfolios 2	55

Notes to Financial Statements

(Unaudited) continued

The Fund elects to treat post-October capital losses of approximately $2,582,000 as having been incurred in the following year (January 31, 2011).

The United States federal income tax basis of the investments and the net unrealized depreciation as of July 31, 2010 was as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
Short-Term Bond Fund	$3,738,225,409	$83,081,424	$(249,797,687)	$(166,716,263)	$(18,313,118)	$(185,029,381)

Other cost basis adjustments are attributable to depreciation on swaps.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2010:
Shares sold	91,483,698,045	$91,483,698,045	—	$—
Shares issued in reinvestment of distributions	16,127,367	16,127,367	2,712,729	23,779,457
Shares reacquired	(88,295,928,141)	(88,295,928,141)	(1,296,576)	(11,337,630)

Net increase in shares outstanding	3,203,897,271	$3,203,897,271	1,416,153	$12,441,827

Year ended January 31, 2010:
Shares sold	131,467,259,564	$131,467,259,564	3,507,840	$28,526,112
Shares issued in reinvestment of distributions	55,496,687	55,496,687	6,740,455	53,406,257
Shares reacquired	(129,355,873,479)	(129,355,873,479)	(4,700,720)	(36,370,255)

Net increase in shares outstanding	2,166,882,772	$2,166,882,772	5,547,575	$45,562,114

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Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Prudential Investment Portfolios 2	57

Financial Highlights

(Unaudited)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

Prudential Core Taxable Money Market Fund
	Six Months Ended July 31, 2010		Year Ended January 31,
Per Share Operating Performance:			2010	2009	2008	2007	2006
Net Asset Value, Beginning Of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gains	-	(c)	.01	.03	.05	.05	.03
Dividends and distributions to shareholders	-	(c)	(.01)	(.03)	(.05)	(.05)	(.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(a):	.13%		.50%	2.61%	5.43%	5.23%	3.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,730,212		$17,526,308	$15,359,279	$24,536,580	$16,691,034	$14,439,643
Average net assets (000)	$19,369,951		$16,683,486	$22,364,588	$20,733,978	$15,454,186	$11,936,264
Ratios to average net assets:
Expenses	.01%	(b)	.01%	.01%	.01%	.02%	.02%
Net investment income	.27%	(b)	.48%	2.66%	5.29%	5.12%	3.50%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than a full year are not annualized.

(b) Annualized.

(c) Less than $.005 per share.

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

PRUDENTIAL INVESTMENT PORTFOLIOS 2

Prudential Core Short-Term Bond Fund
	Six Months Ended July 31, 2010		Year Ended January 31,					November 7, 2005(a) through January 31, 2006
Per Share Operating Performance:			2010	2009	2008	2007
Net Asset Value, Beginning Of Period	$8.69		$7.40	$9.32	$10.01	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	.08		.17	.33	.55	.54		.10
Net realized and unrealized gain (loss) on investment transactions	.08		1.25	(1.93)	(.69)	.01		-	(b)
Total from investment operations	.16		1.42	(1.60)	(.14)	.55		.10
Less Dividends
Dividends from net investment income	(.06)		(.13)	(.32)	(.55)	(.54)		(.10)
Net asset value, end of period	$8.79		$8.69	$7.40	$9.32	$10.01		$10.00
Total Return(c):	1.84%		19.41%	(17.57)%	(1.48)%	5.61%		.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,552,577		$3,500,360	$2,938,484	$3,660,970	$3,060,691		$443,961
Average net assets (000)	$3,530,742		$3,189,152	$3,367,022	$3,711,731	$1,314,770		$415,749
Ratios to average net assets(g):
Expenses	.03%	(e)	.03%	.02%	.02% (d)	.03%	(d)	.08%	(d)(e)
Net investment income	1.81%	(e)	2.12%	3.85%	5.63% (d)	5.52%	(d)	4.47%	(d)(e)
Portfolio turnover rate	17%	(f)	39%	28%	53%	31%		7%	(f)

(a) Commencement of investment operations.

(b) Amount represents less than $.005 per share.

(c) Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Fund, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008, .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.

(e) Annualized.

(f) Not annualized.

(g) Does not include the expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	59

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 2

By:	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

September 22, 2010

By:	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

September 22, 2010